787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

May 24, 2019

VIA EDGAR CORRESPONDENCE

Deborah O’Neal

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	BlackRock Muni New York Intermediate Duration Fund, Inc. (File No. 811-21346)

Dear Ms. O’Neal:

On behalf of BlackRock Muni New York Intermediate Duration Fund, Inc. (the “Fund”), transmitted herewith are definitive proxy materials to be used in connection with the Meeting of Shareholders of the Fund to be held on July 18, 2019 (the “Meeting”). It is anticipated that definitive copies of the proxy materials will be mailed to shareholders on or about May 24, 2019.

This letter responds to the comments that you provided in a telephone conversation with the undersigned on May 17, 2019 regarding the preliminary proxy materials filed in connection with the Meeting (the “Preliminary Proxy Materials”). For your convenience, the comments on the Preliminary Proxy Materials are set out below and the Fund’s response to each comment is set out immediately under the comment.

Comment No. 1:	Please confirm to the Staff supplementally that the information required by Item 22(b) of Schedule 14A under the Securities Exchange Act of 1934 is included in the Fund’s definitive proxy statement.

Response:	The Fund hereby confirms that the information required by Item 22(b) of Schedule 14A is included in the definitive proxy statement filed herewith.

Comment No. 2:	In the “Answer” to the first question in the “Questions and Answers” section of the materials, please make reference to the tender offer when summarizing the shareholder proposal.

May 24, 2019

Response:	The requested change has been made.

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Please do not hesitate to contact me at (212) 728-8970 if you require additional information regarding the Fund.

Respectfully submitted,

/s/ Jay Spinola
Jay Spinola

Enclosures

cc:	Janey Ahn, Secretary of the Fund